American Century Variable Portfolios, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2021 ■ Statement of Additional Information dated May 1, 2021

The following replaces the management fee table under Investment Advisor on pages 39 and 40 of the Statement of Additional Information:

Fund	Class	Percentage of Strategy Assets
VP Balanced	Class I & Class II	0.90% of first $250 million 0.85% of the next $250 million 0.80% over $500 million
VP Capital Appreciation	Class I	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
	Class II	0.90% of first $500 million 0.85% of next $500 million 0.80% over $1 billion
	Class Y	0.65% of first $500 million 0.60% of the next $500 million 0.55% over $1 billion
VP Disciplined Core Value	Class I & Class II	0.70% of first $5 billion 0.65% over $5 billion
VP Growth	Class I	0.90%
	Class II	0.80%
VP International	Class I	1.06% of first $1 billion 1.00% over $1 billion
	Class II	0.96% of first $1 billion 0.90% over $1 billion
VP Large Company Value	Class I	0.83% of the first $1 billion 0.80% of the next $4 billion 0.70% over $5 billion
	Class II	0.73% of the first $1 billion 0.70% of the next $4 billion 0.60% over $5 billion
VP Mid Cap Value	Class I	0.85%
	Class II	0.75%
VP Ultra	Class I	0.89%
	Class II	0.79%
VP Value	Class I	0.83%
	Class II	0.73%

The following replaces the entry for Brian Howell in the Accounts Managed table on page 42 of the Statement of Additional Information. Information provided as of July 1, 2021.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Jason Greenblath	Number of Accounts	10	0	1
	Assets	$14.6 billion(1)	N/A	$179.8 million
1    Includes $370.2 million in VP Balanced..

The following replaces the Ownership of Securities section on page 45 of the Statement of Additional Information:
As of December 31, 2020, the funds’ most recent fiscal year end, none of the portfolio managers beneficially owned shares of the funds they manage. As of July 1, 2021, Jason Greenblath did not beneficially own shares of VP Balanced.

The changes below will be effective as of September 1, 2021
Gregory J. Woodhams, CFA, Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has announced his plans to retire on October 31, 2021. As a result, he will no longer serve as a portfolio manager for the fund effective September 1, 2021.

The following replaces the entry for Gregory Woodhams in the Accounts Managed table on page 42 of the Statement of Additional Information. Information provided as of July 19, 2021.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Joseph Reiland	Number of Accounts	5	1	2
	Assets	$17.8 billion(1)	$128.7 million	$628.9 million
1    Includes $5.7 million in VP Growth

The following replaces the Ownership of Securities section on page 45 of the Statement of Additional Information:
As of December 31, 2020, the funds’ most recent fiscal year end, none of the portfolio managers beneficially owned shares of the funds they manage. As of July 1, 2021, Jason Greenblath did not beneficially own shares of VP Balanced and as of July 19, 2021 Joseph Reiland did not beneficially own shares of VP Growth.

©2021 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-97362   2108